INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Tax loss carry-forwards	$ 69,622	$ 52,804
Provision for credit loss	2,765	1,991
Inventory provision	166,289	91,846
Lease liabilities	222,361	130,192
Valuation allowance	(63,346)	(110,864)	$ (17,270)
Total deferred tax assets	397,691	165,969
Deferred tax liabilities:
Investment Income	(727,868)	(349,784)
Operating right-of-use assets	(233,111)	(84,308)
Finance lease right-of-use assets	(9,541)	(84,064)
Total deferred tax liabilities	$ (970,520)	$ (518,156)